3. Investment in associates (Tables)	12 Months Ended
Dec. 31, 2020
Investment In Associates
Investments in associates
	12-31-2020	12-31-2019
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	39,811	88,419
Termoeléctrica Manuel Belgrano S.A.	27,070	95,075
ECOGAS Group (Note 3.2)	4,482,447	4,383,459
Transportadora de Gas del Mercosur S.A.	114,669	130,530
Others	8	142
	4,664,005	4,697,625

Summary of share of the profit of associates
	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	26,343	62,538	75,210
Termoeléctrica Manuel Belgrano S.A.	(719)	60,939	61,206
ECOGAS Group (Note 3.2)	98,988	1,391,323	2,117,789
Transportadora de Gas del Mercosur S.A.	(15,862)	(9,115)	(5,500)
Others	-	9,964	943
	108,750	1,515,649	2,249,648